Statement of Additional Information Supplement dated October 28, 2020
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Funds listed below:
Invesco Endeavor Fund
Invesco Select Companies Fund
This supplement amends the Statement of Additional Information of the above referenced funds (the “Funds”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the information regarding Invesco Endeavor Fund and Invesco Select Companies Fund appearing in the table under the heading “Investments” in APPENDIX H:
Investments
The following information is as of October 31, 2019 (unless otherwise noted):
Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Endeavor Fund
Raymond Anello[1]	None
Belinda Cavazos[1]	None
Invesco Select Companies Fund
Raymond Anello[1]	None
Joy Budzinski[1]	None
Magnus Krantz[1]	None
Kristin Ketner Pak[1]	None
Raman Vardharaj[1]	None
Adam Weiner[1]	None
Matthew P. Ziehl[1]	None
1 Began serving effective October 15, 2020. Information is as of August 31, 2020.
The following information replaces in its entirety the information regarding Invesco Endeavor Fund and Invesco Select Companies Fund appearing in the table under the heading “Assets Managed” in APPENDIX H:
Assets Managed
The following information is as of October 31, 2019 (unless otherwise noted):
	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Endeavor Fund
Raymond Anello[1]	6	$4,647.2	None	None	55 [2]	$41.7 [2]
Belinda Cavazos[1]	3	$5,527.6	None	None	54 [2]	$13.5 [2]
AIF-SOAI-1 SUPP 102820

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Select Companies Fund
Raymond Anello[1]	6	$4,647.2	None	None	55 [2]	$41.7 [2]
Joy Budzinski[1]	7	$5,828.4	None	None	55 [2]	$41.7 [2]
Magnus Krantz[1]	8	$6,024.7	None	None	55 [2]	$41.7 [2]
Kristin Ketner Pak[1]	6	$4,647.2	None	None	55 [2]	$41.7 [2]
Raman Vardharaj[1]	7	$7,440.6	None	None	55 [2]	$41.7 [2]
Adam Weiner[1]	6	$4,647.2	None	None	55 [2]	$41.7 [2]
Matthew P. Ziehl[1]	6	$4,647.2	None	None	55 [2]	$41.7 [2]
1 Began serving effective October 15, 2020. Information is as of August 31, 2020.
2 These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.
AIF-SOAI-1 SUPP 102820

Statement of Additional Information Supplement dated October 28, 2020
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Fund listed below:
Invesco Fundamental Alternatives Fund
This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The following information replaces in its entirety the information regarding Invesco Fundamental Alternatives Fund appearing under the heading “Investments” in Appendix H:
Investments
The following information is as of October 31, 2019 (unless otherwise noted):
Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Fundamental Alternatives Fund
Chris Devine[1]	None
Tarun Gupta[1]	None
Scott Hixon[1]	None
Jay Raol[1]	None
Scott Wolle[1]	None
1 Began serving effective October 15, 2020. Information is as of August 31, 2020.
The following information replaces in its entirety the information regarding Invesco Fundamental Alternatives Fund appearing under the heading “Assets Managed” in Appendix H:
Assets Managed
The following information is as of October 31, 2019 (unless otherwise noted):
	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Fundamental Alternatives Fund
Chris Devine[1]	13	$8,009.9	16	$2,189.2	None	None
Tarun Gupta[1]	4	$385.0	43	$8,336.0	86 [2]	$15,356.0 [2]
Scott Hixon[1]	13	$8,009.9	16	$2,189.2	None	None
Jay Raol[1]	3	$267.0	None	None	None	None
Scott Wolle[1]	13	$8,010.0	21	$5,791.5	None	None
1 Began serving effective October 15, 2020. Information is as of August 31, 2020.
2 This amount includes 8 funds that pay performance-based fees with $1.4B in total assets under management.
O-AIF-SOAI-1031-SUP 102820
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